Property, Plant and Equipment and Right of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment and Right of-Use Assets [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment

Thousands of $	Laboratory equipment	Furniture	IT equipment	Leasehold improvements	TOTAL
Gross value at January 1, 2023	7,068	669	687	2,058	10,482
Additions	1,312	200	303	741	2,556
Disposals	-	-	(111)	-	(111)
Transfer from leases	498	-	-	-	498
Exchange rate difference arising	(62)	(2)	(2)	(2)	(68)
Gross value at December 31, 2023	8,816	867	877	2,797	13,357

Accumulated depreciation At January 1, 2023	(5,184)	(380)	(357)	(770)	(6,691)
Additions	(558)	(102)	(228)	(500)	(1,388)
Disposals	-	-	108	-	108
Transfer from leases	(498)	-	-	-	(498)
Exchange rate difference arising	62	2	2	2	68
Accumulated depreciation at December 31, 2023	(6,178)	(480)	(475)	(1,268)	(8,401)
Net value at December 31, 2023	2,638	387	402	1,529	4,956

Gross value at January 1, 2024	8,816	867	877	2,797	13,357
Additions	613	10	247	381	1,251
Disposals	(2,441)	(73)	(214)	(557)	(3,285)
Transfer from leases	96	-	-	-	96
Exchange rate difference arising	110	4	7	6	127
Gross value at December 31, 2024	7,194	808	917	2,627	11,546

Accumulated depreciation at January 31, 2024	(6,178)	(480)	(475)	(1,268)	(8,401)
Additions	(746)	(108)	(252)	(700)	(1,806)
Disposals	2,365	73	210	547	3,195
Transfer from leases	(48)	-	-	-	(48)
Exchange rate difference arising	(107)	(4)	(6)	(6)	(123)
Accumulated depreciation at December 31, 2024	(4,714)	(519)	(523)	(1,427)	(7,138)
Net value at December 31, 2024	2,480	289	394	1,200	4,363

Schedule of Right-of-Use Assets

Right of-use assets

Thousands of $	Buildings	Vehicles	Equipment	TOTAL
Gross value at January 1, 2023	6,565	276	1,230	8,071
Additions	726	-	1,562	2,288
Disposals	-	(114)	(325)	(439)
Transfer to tangible assets	-	-	(498)	(498)
Gross value on December 31, 2023	7,291	162	1,970	9,423

Accumulated depreciation
Value at January 1, 2023	(2,874)	(180)	(914)	(3,968)
Additions	(1,079)	(34)	(252)	(1,365)
Disposals	-	70	325	395
Transfer to tangible assets	-	-	498	498
Exchange rate differences	7	-	-	7
Accumulated depreciation on December 31, 2023	(3,946)	(144)	(343)	(4,433)
Net value at December 31, 2023	3,345	18	1,626	4,989

Gross value at January 1, 2024	7,291	162	1,970	9,423
Additions	5,629	-	596	6,225
Disposals	(3,613)	(162)	(74)	(3,849)
Transfer to tangible assets	-	-	(96)	(96)
Gross value on December 31, 2024	9,307	-	2,396	11,703

Accumulated depreciation
Value at January 1, 2024	(3,946)	(144)	(343)	(4,433)
Additions	(1,088)	(20)	(413)	(1,521)
Disposals	2,578	162	78	2,818
Transfer to tangible assets	-	-	48	48
Exchange rate differences	-	2	-	2
Accumulated depreciation on December 31, 2024	(2,456)	-	(630)	(3,086)
Net value at December 31, 2024	6,851	-	1,766	8,617

Schedule of Amounts Related to Leases are Recognized in Profit or Loss

The following amounts related to leases are recognized in the statement of profit or loss:

Thousands of $ For the years ended December 31	2024	2023	2022
Depreciation expense	1,400	1,187	1,067
Interest expense on lease liabilities	392	284	314